Business Combinations - Amounts Determined at Acquisition (Details) € in Thousands, $ in Thousands	Aug. 01, 2018 USD ($)	Aug. 01, 2018 EUR (€)	Jun. 30, 2018 EUR (€)	Jan. 26, 2018 USD ($)	Jan. 26, 2018 EUR (€)	Feb. 28, 2017 USD ($)	Feb. 28, 2017 EUR (€)	Jan. 31, 2017 USD ($)	Jan. 31, 2017 EUR (€)
Biotest Acquisition
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Cash and cash equivalents	$ 6,867	€ 5,876
Trade and other receivables	17,663	15,114
Inventories	21,309	18,235
Other assets	2,849	2,438
Intangible assets	22,800	19,511
Goodwill	6,510	5,571
Property, plant and equipment	25,931	22,190
Deferred tax assets	39,635	33,917
Financial assets	12,825	10,975
Total assets	156,389	133,827
Trade and other payables	(6,219)	(5,322)
Other liabilities	(4,965)	(4,249)
Deferred tax liability	(5,700)	(4,878)
Long-term liabilities	(5,744)	(4,915)
Total liabilities and contingent liabilities	(22,628)	(19,364)
Total net assets acquired	133,761	114,463
Goodwill	152,693	130,663
Total business combination cost	$ 286,454	€ 245,126
Haema, AG
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Cash and cash equivalents			€ 7,727
Trade and other receivables			10,321
Inventories			5,535
Other assets			836
Intangible assets			1,518
Property, plant and equipment			25,407
Total assets			51,344
Trade and other payables			(1,795)
Contingent liabilities			(492)
Total liabilities and contingent liabilities			(2,287)
Total net assets acquired			49,057
Goodwill			171,134
Total business combination cost			€ 220,191
Goetech, LLC. ("MedKeeper")
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Intangible assets				$ 37,285	€ 30,561
Property, plant and equipment				82	67
Other non-current assets				2,867	2,350
Other current assets				5,433	4,453
Total assets				45,667	37,432
Deferred tax liability				(16,386)	(13,431)
Long-term liabilities				(2,667)	(2,186)
Current liabilities				(9,407)	(7,711)
Total liabilities and contingent liabilities				(28,460)	(23,328)
Total net assets acquired				17,207	14,104
Goodwill				67,492	55,321
Total business combination cost				$ 84,699	€ 69,425
Hologic acquisition
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Inventories								$ 32,434	€ 30,157
Property, plant and equipment								26,424	24,569
Deferred tax assets								18,000	16,736
Total assets								377,923	351,392
Current provisions								(45,000)	(41,841)
Total liabilities and contingent liabilities								(45,000)	(41,841)
Total net assets acquired								332,923	309,551
Goodwill								1,577,134	1,466,420
Total business combination cost								1,910,057	1,775,971
Hologic acquisition | R&D in progress
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Intangible assets								148,157	137,756
Hologic acquisition | Other Intangible assets
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Intangible assets								$ 152,908	€ 142,174
Kedplamsa acquisition
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Property, plant and equipment							€ 3,698
Total net assets acquired						$ 4,403	4,137
Goodwill						42,680	40,101
Total business combination cost						$ 47,083	€ 44,238